Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (51)	$ (71)	$ (3)
Net periodic expenses recognized in net profit	586	380	$ 259
Swiss defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	464	411
Interest expense related to defined benefit obligation	316	296
Interest income related to plan assets	(388)	(369)
Interest expense on asset ceiling effect	67	68
Administration expenses, taxes and premiums paid	21	15
Past service cost related to plan amendments	151	0
Curtailments	(51)	(71)
Other movements	(8)	1
Net periodic expenses recognized in net profit	573	353
Other plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 13	$ 27